Telematics Devices, Improvements, and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Telematics Devices Improvements And Equipment [Abstract]
Schedule of telematics devices, improvements, and equipment
	December 31,
	2019	2020
Telematics devices	$14,061	$14,018
Equipment	2,102	2,677
Leasehold improvements	2,785	7,324
Property and equipment, gross	18,948	24,019
Less accumulated depreciation and amortization	(8,378)	(11,303)
Telematics devices, improvements, and equipment, net	$10,570	$12,716